Description of Organization and Business Operations (Details) - USD ($)										6 Months Ended	12 Months Ended
	Sep. 11, 2023	Aug. 07, 2023	Jul. 15, 2023	May 11, 2023	May 11, 2023	Feb. 08, 2023	Feb. 08, 2023	Aug. 16, 2022	Feb. 15, 2022	Jun. 30, 2023	Dec. 31, 2022	Nov. 15, 2023	Oct. 13, 2023	Jul. 11, 2023
Description of Organization and Business Operations (Details) [Line Items]
Price per shares (in Dollars per share)										$ 10	$ 10
Purchase shares (in Shares)										1,125,000	1,125,000
Cash received										$ 11,250,000	$ 11,250,000
Transaction costs										4,793,698	4,793,698
Underwriting discount										1,725,000	1,725,000
Deferred underwriting fee										2,587,500	2,587,500
Other offering costs										481,198	481,198
Cash										$ 813,177	$ 75,612
Public shares percentage										100.00%	100.00%
Redemption of shares percentage										100.00%	100.00%
Fair market value percentage										80.00%	80.00%
Net tangible assets										$ 5,000,001	$ 5,000,001
Net interest to pay											100,000
Excise tax percentage								1.00%
Working capital										1,699,274	788,689
Trust account				$ 711,204
Public share (in Shares)				4,115,597
Aggregate redemption amount				$ 43,318,207
Working capital deficit										813,177
Income taxes payable										1,699,274
Deposit														$ 120,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share (in Shares)									7,500,000
Price per shares (in Dollars per share)									$ 10
Generating proceeds									$ 75,000,000
Cash										$ 1,368,050	$ 1,368,050
Private Placement Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per shares (in Dollars per share)										$ 10	$ 10
Generating proceeds										$ 5,050,000	$ 5,050,000
Sale units shares (in Shares)										505,000	505,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account		$ 120,000	$ 120,000
Deposit	$ 120,000	$ 120,000												$ 120,000
U.S. federal [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excise tax percentage								1.00%
Forecast [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deposit	120,000											$ 120,000	$ 120,000
Per share value (in Dollars per share)												$ 0.04
Excise Tax Liability [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excise tax percentage				1.00%
Public share (in Shares)				4,115,597
Aggregate redemption amount				$ 43,318,207
Excise tax				436,665
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account						$ 862,500	$ 862,500
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account	$ 120,000			$ 120,000	$ 120,000	$ 862,500
HNRAC Sponsors LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Extension payment description				the Company approved, and the Company filed with the Secretary of State of Delaware, an amendment to the Company’s certificate of incorporation to extend the date by which the Company must consummate its initial Business Combination from May 15, 2023 by up to six (6) one-month extensions to November 15, 2023, provided that the Sponsor deposits into the Trust Account the lesser of (x) $120,000, or (y) $0.04 per share for each public share of common stock outstanding as of the applicable deadline for each such one-month extension until November 15, 2023, unless the closing of the Company’s initial Business Combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of the initial Business Combination. On May 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to June 15, 2023. On June 9, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to July 15, 2023. On July 11, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to August 15, 2023. On August 7, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to September 15, 2023.